Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 31, 2024	May 31, 2024	Apr. 29, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Dec. 02, 2014
C000141795
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class
Account Value	$ 18,873	$ 18,873		$ 16,524	$ 18,204	$ 19,474	$ 13,884	$ 14,229	$ 13,628	$ 14,301	$ 12,804	$ 10,693	$ 10,000
C000141790
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
Account Value	18,430	$ 18,430		16,148	17,847	19,132	13,673	14,054	13,485	14,190	12,744	10,662	10,000
C000141791
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
Account Value	$ 17,174	$ 17,174		15,109	16,817	18,151	13,075	13,536	13,090	13,869	12,547	10,578	10,000
C000249214
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 30,308	$ 30,308		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	30,308	$ 30,308		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 30,308	$ 30,308		26,048	22,881	25,202	19,701	16,773	14,446	13,593	11,063	10,238	10,000
Alliance Bernstein Index:Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 10,188	$ 10,188	$ 10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Account Value	19,013	$ 19,013		16,766	17,599	18,476	13,891	13,843	13,315	13,563	11,964	9,982	10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Account Value	19,013	$ 19,013		16,766	17,599	18,476	13,891	13,843	13,315	13,563	11,964	9,982	10,000
AllianceBernstein Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Account Value	$ 19,013	$ 19,013		$ 16,766	$ 17,599	$ 18,476	$ 13,891	$ 13,843	$ 13,315	$ 13,563	$ 11,964	$ 9,982	$ 10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 10,331	$ 10,331	$ 10,000